Disclosure of information on segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information on segments
Schedule of reportable segments details

														Equity accounted investees

							Exploration and									Compañía
							development	Energy		Rental of	Holding of			Minera	Sociedad	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	Industrial		Yanacocha	Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	S.R.L.	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020
Results:
Continuing operations
Sales:
Sale of goods	90,420	77,825	32,034	142,833	255,275	33,033	—	—	—	—	—	36,541	—	592,394	2,538,593	203,163	—	4,002,111	(3,364,492)	637,619
Sale of Services	—	—	—	—	—	—	—	48,254	14,753	—	607	15,335	—	27,768	—	—	—	106,717	(86,432)	20,285
Royalty income	—	—	—	—	—	—	—	—	—	18,638	—	-	—	—	—	—	—	18,638	—	18,638
Total operating income	90,420	77,825	32,034	142,833	255,275	33,033	—	48,254	14,753	18,638	607	51,876	—	620,162	2,538,593	203,163	—	4,127,466	(3,450,924)	676,542
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(100,097)	(37,139)	(16,679)	(64,107)	(170,148)	(31,978)	—	—	—	—	—	(38,607)	—	(666,456)	(1,809,255)	(148,122)	—	(3,082,588)	2,688,700	(393,888)
Unabsorbed cost due to production stoppage	(9,630)	(3,849)	(5,167)	(822)	(10,216)	(203)	—	—	—	—	—	(597)	—	(1,247)	—	—	—	(31,731)	3,973	(27,758)
Cost of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(17,868)	—	—	—	(5,075)	—	—	—	—	—	—	21,389	(1,554)
Depreciation and amortization	(16,752)	(8,102)	(6,412)	(72,714)	(59,433)	(6,595)	—	(9,347)	—	—	—	(10,876)	—	—	—	—	—	(190,231)	611	(189,620)
Exploration in operating units	(6,731)	(5,198)	(3,167)	(7,157)	(5,790)	(1)	—	—	—	—	—	—	—	—	—	—	—	(28,044)	—	(28,044)
Mining royalties	(1,068)	(6,943)	(278)	(1,228)	(1,902)	(330)	—	—	—	—	—	—	—	—	—	—	—	(11,749)	—	(11,749)
Total operating costs	(134,278)	(61,231)	(31,703)	(146,028)	(247,489)	(39,107)	—	(27,215)	—	—	—	(55,155)	—	(667,703)	(1,809,255)	(148,122)	—	(3,367,286)	2,714,673	(652,613)
Gross profit (loss)	(43,858)	16,594	331	(3,195)	7,786	(6,074)	—	21,039	14,753	18,638	607	(3,279)		(47,541)	729,338	55,041	—	760,180	(736,251)	23,929
Operating expenses, net
Administrative expenses	(9,140)	(7,948)	(3,288)	(14,548)	(7,536)	(2,434)	(1,649)	(2,863)	(10,939)	(112)	(398)	(1,498)	(5,965)	(1,227)	—	(4,043)	(2,311)	(75,899)	8,714	(67,185)
Selling expenses	(3,806)	(436)	(438)	(3,862)	(9,070)	(104)	—	(784)	—	—	—	(687)	—	(1,922)	(97,680)	(1,290)	—	(120,079)	101,546	(18,533)
Write –off of stripping activity asset	—	−	−	−	(11,633)	—	—	—	—	—	—	—	—	—	—	—	—	(11,633)	—	(11,633)
Exploration in non-operating areas	(27)	−	−	−	(86)	(4,769)	—	—	—	—	—	—	(3,623)	—	—	—	—	(8,505)	30	(8,475)
Reversal of contingent and others	28	(322)	(195)	10	(1,145)	173	33	501	—	—	—	9	(3,242)	—	—	—	—	(4,150)	—	(4,150)
Impairment recovery (loss) of long-lived assets	−	−	2,083	−	—	—	—	—	—	—	—	—	—	—	—	—	—	2,083	—	2,083
Other, net	2,776	(1,922)	(212)	(1,376)	4,547	(712)	(593)	796	—	63	(10)	989	1,186	(34,322)	(32,327)	188	—	(60,929)	63,619	2,690
Total operating expenses, net	(10,169)	(10,628)	(2,050)	(19,776)	(24,923)	(7,846)	(2,209)	(2,350)	(10,939)	(49)	(408)	(1,187)	(11,644)	(37,471)	(130,007)	(5,145)	(2,311)	(279,512)	173,909	(105,203)
Operating profit (loss)	(54,027)	5,966	(1,719)	(22,971)	(17,137)	(13,920)	(2,209)	18,689	3,814	18,589	199	(4,466)	(11,644)	(85,012)	599,331	49,896	(2,311)	481,068	(562,342)	(81,274)
Finance income	−	−	−	−	257	780	1	1,622	27	9	—	38	1,405	8,100	2,350	411	—	15,000	(12,589)	2,411
Finance costs	(268)	(913)	(636)	(390)	(9,175)	(1,484)	(387)	(4,690)	(55)	(2)	(1)	(175)	(21,322)	(36,699)	(142,675)	(2,532)	—	(221,404)	183,582	(37,822)
Share in the results of associates and joint venture	−	−	−	−	(253)	—	—	4,331	—	—	(67,018)	—	(28,861)	—	—	—	—	(91,801)	82,284	(9,517)
Net loss from currency exchange difference	(72)	126	78	130	(404)	(306)	(808)	(402)	65	(49)	91	(984)	(1,576)	1,180	52,464	(1,267)	—	48,266	(52,382)	(4,116)
Profit (loss) before income tax	(54,367)	5,179	(2,277)	(23,231)	(26,712)	(14,930)	(3,403)	19,550	3,851	18,547	(66,729)	(5,587)	(61,998)	(112,431)	511,470	46,508	(2,311)	231,129	(361,447)	(130,318)
Current income tax	(60)	(55)	(16)	(93)	(1,483)	(17)	—	(780)	(1,475)	(5,543)	(177)	(171)	—	(53,018)	(236,926)	(24,801)	—	(324,615)	314,691	(9,924)
Deferred income tax	−	−	−	−	(3,346)	235	—	(9,388)	172	—	—	(347)	(2,888)	—	—	1,079	—	(14,483)	(1,023)	(15,506)
Profit (loss) from continuing operations	(54,427)	5,124	(2,293)	(23,324)	(31,541)	(14,712)	(3,403)	9,382	2,548	13,004	(66,906)	(6,105)	(64,886)	(165,449)	274,544	22,786	(2,311)	(107,969)	(47,779)	(155,748)
Net profit (loss) from discontinued operations																				5,409
Loss for the year																				(150,339)
Total assets	145,287	47,855	45,999	329,384	720,150	134,562	425,731	357,830	15,932	6,813	362,419	90,337	2,343,010	2,313,438	7,767,459	418,966	64,539	15,589,711	(11,610,094)	3,979,617
Total liabilities	62,024	46,787	34,431	38,923	366,705	78,916	22,695	166,396	5,569	2,694	340	13,025	410,197	1,989,052	2,132,131	150,463	876	5,521,224	(4,341,464)	1,179,760
Other segment information
Investment in associates and joint ventures	−	−	−	−	2,374	—	—	94,117	—	—	159,529	—	2,040,598	—	—	—	—	2,296,618	(807,843)	1,488,775
Capital Expenditures	10,443	1,064	1,059	3,531	23,955	825	24,648	371	106	—	—	4,611	933	—	—	—	—	71,546	—	71,546
Changes in estimates of mine closures plans	11,745	5,042	771	1,186	2,437	9,569	808	—	—	—	—	—	—	—	—	—	—	31,558	—	31,558
Fair value for contingent consideration liability	—	—	—	—	—	—	—	—	—	—	—	—	(5,690)	—	—	—	—	(5,690)	—	(5,690)
Accounts receivable from sale of assets	—	—	—	—	—	—	—	—	—	—	—	—	8,233	—	—	—	—	8,233	—	8,233

														Equity accounted investees
							Exploration and									Compañía
							development	Energy		Rental of	Holding of			Minera	Sociedad	Minera	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	Industrial		Yanacocha	Minera Cerro	Coimolache	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	S.R.L.	Verde S.A.A	S.A.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2019
Results:
Continuing operations
Sales:
Sale of goods	186,016	58,902	40,082	188,175	299,252	43,520	—	—	—	—	—	6,046	—	734,526	2,896,894	241,173	4,694,586	(3,872,656)	821,930
Sale of Services	—	—	—	—	—	—	—	59,690	15,687	—	615	19,557	—	4,776	—	—	100,325	(76,664)	23,661
Royalty income	—	—	—	—	—	—	—	—	—	22,297	—	—	—	—	—	—	22,297	—	22,297
Total operating income	186,016	58,902	40,082	188,175	299,252	43,520	—	59,690	15,687	22,297	615	25,603	—	739,302	2,896,894	241,173	4,817,208	(3,949,320)	867,888
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(128,523)	(54,739)	(26,586)	(76,827)	(223,998)	(39,693)	—	—	—	—	—	(8,517)	—	(692,721)	(1,961,577)	(187,156)	(3,400,337)	288,743	(512,874)
Cost of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(22,209)	—	—	—	(6,167)	—	(1,160)	—	—	(29,536)	26,158	(3,378)
Depreciation and amortization	(21,053)	(7,563)	(9,178)	(83,657)	(74,335)	(9,103)	—	(10,075)	—	—	—	(11,979)	—	—	—	—	(226,943)	608	(226,335)
Exploration in operating units	(8,917)	(9,040)	(5,864)	(11,613)	(8,727)	(2)	—	—	—	—	—	—	—	—	—	—	(44,163)	—	(44,163)
Mining royalties	(1,955)	(5,220)	(418)	(1,857)	(2,953)	(429)	—	—	—	—	—	—	—	—	—	—	(12,832)	—	(12,832)
Total operating costs	(160,448)	(76,562)	(42,046)	(173,954)	(310,013)	(49,227)	—	(32,284)	—	—	—	(26,663)	—	(693,881)	(1,961,577)	(187,156)	(3,713,811)	2,914,229	(799,582)
Gross profit (loss)	25,568	(17,660)	(1,964)	14,221	(10,761)	(5,707)	—	27,406	15,687	22,297	615	(1,060)	—	45,421	935,317	54,017	1,103,397	(1,035,091)	68,306
Operating expenses, net
Administrative expenses	(16,115)	(5,209)	(3,561)	(16,512)	(8,865)	(2,223)	(2,416)	(4,073)	(11,607)	(188)	(363)	(1,310)	(4,894)	(1,744)	—	(4,638)	(83,718)	7,421	(76,297)
Selling expenses	(6,876)	(258)	(403)	(3,940)	(10,856)	(321)	—	(1,115)	—	—	—	(1,324)	−	(1,722)	(109,483)	(1,163)	(13,461)	113,148	(24,313)
Exploration in non-operating areas	(2,534)	—	—	—	(2,011)	(2,784)	(90)	—	—	—	—	—	(4,492)	—	—	—	(11,911)	32	(11,879)
Reversal (provision) of contingent and others	(183)	1	(148)	127	2,079	(98)	(40)	166	—	—	—	—	1,067	—	—	—	2,971	(3)	2,968
Impairment recovery (loss) of long-lived assets	—	—	(2,083)	—	—	—	—	—	—	—	—	—	—	—	—	—	(2,083)	—	(2,083)
Other, net	(4,147)	(8,104)	(776)	(3,767)	(6,568)	(1,119)	(419)	13,813	—	135	79	341	(2,686)	(35,987)	(37,436)	(5,667)	(92,308)	77,593	(14,715)
Total operating expenses, net	(29,855)	(13,570)	(6,971)	(24,092)	(26,221)	(6,545)	(2,965)	8,791	(11,607)	(53)	(284)	(2,293)	(11,005)	(39,453)	(146,919)	(11,468)	(324,510)	198,191	(126,319)
Operating profit (loss)	(4,287)	(31,230)	(8,935)	(9,871)	(36,982)	(12,252)	(2,965)	36,197	4,080	22,244	331	(3,353)	(11,005)	5,968	788,398	42,549	778,887	(836,900)	(58,013)
Finance income	—	—	—	—	417	2,006	14	263	15	30	10	277	7,751	18,430	10,356	549	40,118	(30,443)	9,675
Finance costs	(532)	(733)	(1,002)	(505)	(11,440)	(3,715)	(561)	(7,483)	(89)	(4)	(6)	(990)	(16,249)	(57,629)	(115,877)	(3,598)	(220,413)	178,240	(42,173)
Share in the results of associates and joint ventures	—	—	—	—	(44)	—	—	10,374	—	—	(53,143)	—	45,778	—	—	—	2,965	44,745	47,710
Net gain (loss) from currency exchange difference	(124)	76	3	(12)	(191)	14	(156)	62	(119)	(9)	(9)	208	(481)	2,902	5,574	277	8,015	(8,749)	(734)
Profit (loss) before income tax	(4,943)	(31,887)	(9,934)	(10,388)	(48,240)	(13,947)	(3,668)	39,413	3,887	22,261	(52,817)	(3,858)	25,794	(30,329)	688,451	39,777	609,572	(653,107)	(43,535)
Current income tax	—	—	—	—	(25)	(35)	—	(4,044)	(1,223)	(6,546)	(39)	—	−	(64,928)	(298,074)	(26,335)	(401,249)	389,338	(11,911)
Deferred income tax	—	—	—	—	15,410	(5,382)	—	(5,515)	91	—	—	1,554	31,344	—	—	15,017	52,519	(15,018)	37,501
Profit (loss) from continuing operations	(4,943)	(31,887)	(9,934)	(10,388)	(32,855)	(19,364)	(3,668)	29,854	2,755	15,715	(52,856)	(2,304)	57,138	(95,257)	390,377	28,459	260,842	(278,787)	(17,945)
Loss from discontinued operations																			(10,514)
Loss for the year																			(28,459)
Total assets	146,486	46,750	41,858	425,297	725,973	138,458	398,838	382,481	13,822	6,252	458,212	104,335	2,371,464	2,312,072	7,809,424	379,915	15,761,637	(11,654,363)	4,107,274
Total liabilities	42,265	36,945	35,045	34,142	329,869	68,100	23,223	183,426	6,007	2,286	101	20,918	407,153	1,853,644	2,450,101	125,097	5,618,322	(4,479,248)	1,139,074

Other segment information
Investment in associates and joint ventures	—	—	—	—	—	—	—	89,786	—	—	232,154	—	2,073,745	—	—	—	2,395,685	(907,438)	1,488,247
Capital Expenditures	31,479	1,323	1,559	9,641	28,298	1,629	26,494	223	85	—	—	1,443	453	—	—	—	102,627	—	102,627
Changes in estimates of mine closures plans	176	10,493	2,430	2,277	5,122	5,021	—	—	—	—	—	—	1,203	—	—	—	26,722	—	26,722
Fair value for contingent consideration liability	—	—	—	—	—	—	—	—	—	—	—	—	(655)	—	—	—	(655)	—	(655)
Accounts receivable from sale of assets	—	—	—	—	—	—	—	21,023	—	—	—	—	625	—	—	—	21,648	—	21,648

														Equity accounted investees
							Exploration and									Compañía
							development	Energy		Rental of	Holding of			Minera	Sociedad	Minera	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	Industrial		Yanacocha	Minera Cerro	Coimolache	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	S.R.L.	Verde S.A.A	S.A.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2018
Results:
Continuing operations
Sales
Sale of goods	257,282	153,003	34,104	225,281	333,560	96,611	—	—	—	—	—	6,655	—	658,653	3,061,930	225,447	5,052,526	(3,946,197)	1,106,329
Sale of Services	—	—	—	—	—	—	—	62,962	14,986	—	615	19,908	—	21,965	—	—	120,436	(96,435)	24,001
Royalty income	—	—	—	—	—	—	—	—	—	20,385	—	—	—	—	—	—	20,385	—	20,385
Total operating income	257,282	153,003	34,104	225,281	333,560	96,611	—	62,962	14,986	20,385	615	26,563	—	680,618	3,061,930	225,447	5,193,347	(4,042,632)	1,150,715

Operating costs
Cost of sales of goods, excluding depreciation and amortization	(151,817)	(97,006)	(26,558)	(92,829)	(216,560)	(68,993)	—	—	—	—	—	(6,280)	—	(619,424)	(2,018,876)	(170,866)	(3,469,209)	2,855,828	(613,381)
Cost of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(25,499)	—	—	—	(8,966)	—	(2,217)	—	—	(36,682)	32,364	(4,318)
Depreciation and amortization	(26,181)	(8,802)	(3,353)	(77,029)	(67,666)	(34,088)	—	(10,248)	—	—	—	(11,483)	—	—	—	—	(238,850)	(29)	(238,879)
Exploration in operating units	(20,898)	(29,563)	(8,646)	(20,553)	(9,996)	(74)	—	—	—	—	—	—	—	—	—	—	(89,730)	—	(89,730)
Mining royalties	(2,243)	(13,669)	(237)	(1,936)	(2,345)	(957)	—	—	—	—	—	—	—	—	—	—	(21,387)	(1)	(21,388)
Total operating costs	(201,139)	(149,040)	(38,794)	(192,347)	(296,567)	(104,112)	—	(35,747)	—	—	—	(26,729)	—	(621,641)	(2,018,876)	(170,866)	(43,855,858)	2,888,162	(967,696)
Gross profit (loss)	56,143	3,963	(4,690)	32,934	36,993	(7,501)	—	27,215	14,986	20,385	615	(166)	—	58,977	1,043,054	54,581	1,337,489	(1,154,470)	183,019

Operating expenses, net
Administrative expenses	(24,119)	(15,100)	(2,524)	(17,822)	(9,906)	(3,435)	(3,143)	(3,972)	(11,900)	(220)	(512)	(1,627)	2,377	(2,783)	—	(5,644)	(100,330)	23,231	(77,099)
Selling expenses	(8,213)	(775)	(356)	(3,046)	(12,201)	(784)	—	(1,173)	—	—	—	(924)	—	(2,627)	(137,008)	(1,135)	(168,242)	141,294	(26,948)
Exploration in non-operating areas	(18,339)	—	—	—	(7,199)	(5,002)	(2,883)	—	—	—	—	—	(4,091)	—	—	—	(37,514)	1,207	(36,307)
Reversal (provision) of contingent and others	6,784	(121)	947	1,263	(3,711)	(57)	6,130	(56)	—	—	—	2	(111)	—	—	—	11,070	178	11,248
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	5,693	—	—	—	—	—	—	—	—	—	—	5,693	—	5,693
Other, net	(5,953)	(3,386)	(1,050)	(5,599)	32,565	(669)	138	562	—	—	2,773	194	(2,235)	(76,155)	(68,683)	(325)	(127,823)	126,515	(1,308)
Total operating expenses, net	(49,840)	(19,382)	(2,983)	(25,204)	(452)	(4,254)	242	(4,639)	(11,900)	(220)	2,261	(2,355)	(4,060)	(81,565)	(205,691)	(7,104)	(417,146)	292,425	(124,721)

Operating profit (loss)	6,303	(15,419)	(7,673)	7,730	36,541	(11,755)	242	22,576	3,086	20,165	2,876	(2,521)	(4,060)	(22,588)	837,363	47,477	920,343	(862,045)	58,298
Finance income	—	—	—	—	418	1,649	—	179	—	21	8	127	9,293	11,448	28,089	357	51,589	(41,904)	9,685
Finance costs	(308)	(395)	(95)	(262)	(10,365)	(1,946)	(222)	(7,576)	(2)	(11)	(25)	(932)	(17,194)	(39,024)	(426,733)	(2,935)	(508,025)	469,603	(38,422)
Share in the results of associates and joint ventures	—	—	—	—	—	—	—	8,589	—	—	(25,517)	—	15,081	—	—	—	(1,847)	703	(1,144)
Net gain (loss) from currency exchange difference	196	168	8	209	108	(224)	(846)	(346)	19	18	2	(482)	(206)	(2,056)	6,161	(852)	1,877	(3,261)	(1,384)

Profit (loss) before income tax	6,191	(15,646)	(7,760)	7,677	26,702	(12,276)	(826)	23,422	3,103	20,193	(22,656)	(3,808)	2,914	(52,220)	444,880	44,047	463,937	(436,904)	27,033
Current income tax	(768)	(559)	(72)	(656)	(8,332)	(24)	—	—	—	(6,025)	(444)	(2)	—	(30,368)	(325,170)	(23,405)	(395,825)	378,943	(16,882)
Deferred income tax	—	—	—	—	(10,803)	(1,220)	—	(7,584)	—	—	—	106	9,514	1,071	—	4,942	(3,974)	(6,023)	(9,997)
Profit (loss) from continuing operations	5,423	(16,205)	(7,832)	7,021	7,567	(13,520)	(826)	15,838	3,103	14,168	(23,100)	(3,704)	12,428	(81,517)	119,710	25,584	64,138	(63,984)	154

Loss from discontinued operations																			(11,808)
Loss for the year																			(11,654)

Total assets	126,374	39,725	39,537	461,335	773,554	158,718	372,344	366,354	12,154	7,154	520,484	106,391	2,421,547	2,047,472	7,554,712	361,669	15,369,524	(11,152,303)	4,217,221
Total liabilities	45,227	30,749	29,469	28,502	340,735	68,615	18,986	197,152	4,597	2,653	603	20,671	425,893	1,463,749	2,445,840	125,307	5,248,748	(4,061,092)	1,187,656
Other segment information
Investment in associates and joint ventures	—	—	—	—	—	—	—	—	—	—	—	—	1,473,382	—	—	—	1,473,382	—	1,473,382
Capital Expenditures	18,429	6,225	2,984	18,858	29,572	13,159	17,141	118	—	—	—	1,816	2,968	—	—	—	111,270	—	111,270
Changes in estimates of mine closures plans	4,101	1,003	16,484	(447)	19,926	(6,915)	9,063	—	—	—	—	—	(341)	—	—	—	42,874	—	42,874
Fair value for contingent consideration liability	—	—	—	—	—	—	1,815	—	—	—	—	—	—	—	—	—	1,815	—	1,815
Accounts receivable from sale of assets	—	—	—	—	—	—	—	—	—	—	1,622	—	1,093	—	—	—	2,715	—	2,715

Schedule of reconciliation segment profit (loss) to the consolidated profit (loss) from continued operations

The reconciliation of segment profit (loss) to the consolidated profit (loss) from continued operations follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Segments profit (loss)	(107,969)	260,842	64,138
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(129,570)	(323,578)	(63,777)
Elimination of intercompany sales	(89,006)	(71,951)	(74,637)
Elimination of cost of sales and operating expenses intercompany	89,593	71,697	76,780
Elimination of share in the results of subsidiaries and associates	82,284	44,745	1,582
Others	(1,080)	300	(3,932)

Consolidated profit (loss) from continued operations	(155,748)	(17,945)	154

Schedule of econciliation segment assets to the consolidated assets

The reconciliation of segment assets to the consolidated assets follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Segments assets	15,589,711	15,761,637	15,369,524
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(10,564,402)	(10,501,411)	(9,963,853)
Elimination of the subsidiaries and associates of the Parent company	(1,005,368)	(1,111,454)	(1,184,240)
Elimination of intercompany receivables	(57,810)	(64,708)	(32,444)
Others	17,486	23,210	28,234

Consolidated assets	3,979,617	4,107,274	4,217,221

Schedule of reconciliation segment liabilities to the consolidated liabilities

The reconciliation of segment liabilities to the consolidated liabilities follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Segments liabilities	5,521,224	5,618,322	5,248,748
Elimination of liabilities of equity accounted investees, not consolidated	(4,272,522)	(4,428,842)	(4,034,896)
Elimination of intercompany payables	(68,961)	(50,395)	(27,822)
Others	19	(11)	1,626

Consolidated liabilities	1,179,760	1,139,074	1,187,656

Schedule of revenue from contract with customers

									Rental of	Holding of		Total	Adjustments
	Ucchuchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	Energy generation	Insurance	mining	investment	Industrial	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	and transmission	brokerage	concessions	in shares	activities	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2020
Revenues by type of customers:
Sales by customers -
External	91,007	77,907	31,663	143,233	251,974	2,554	—	—	—	—	36,336	634,674	—	634,674
Inter-segment	—	—	—	—	(160)	30,470	—	—	—	—	—	30,310	(30,310)	—
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
External	—	—	—	—	—	—	5,532	14,753	—	—	—	20,285	—	20,285
Inter-segment	—	—	—	—	—	—	42,722	—	—	607	15,335	58,664	(58,664)	—
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
External	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597
Revenues by geographic region:
Metal and concentrates sales -
Peru	77,077	7,097	3,238	81,058	216,481	32,886	—	—	—	—	2,327	420,164	(30,310)	389,854
America-other than Peru	—	70,810	—	60,273	—	138	—	—	—	—	32,279	163,500	—	163,500
Europa	11,503	—	28,425	552	—	—	—	—	—	—	1,730	42,210	—	42,210
Asia	2,427	—	—	1,350	35,333	—	—	—	—	—	—	39,110	—	39,110
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
Peru	—	—	—	—	—	—	48,254	14,641	—	607	15,335	78,837	(58,664)	20,173
America-other than Peru	—	—	—	—	—	—	—	92	—	—	—	92	—	92
Europa	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
Peru	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

Revenues by type of good or services:
Sales by metal -
Silver	97,903	185	33,631	32,766	63,312	2,241	—	—	—	—	2,337	232,375	(1,877)	230,498
Gold	14	77,964	14	105,359	13,667	32,672	—	—	—	—	30,023	259,713	(30,123)	229,590
Copper	—	—	48	—	181,007	—	—	—	—	—	—	181,055	256	181,311
Zinc	8,356	—	—	9,513	102,677	—	—	—	—	—	—	120,546	—	120,546
Lead	6,760	—	529	10,688	30,449	—	—	—	—	—	—	48,426	—	48,426
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,051	4,051	—	4,051
	113,033	78,149	34,222	158,326	391,112	34,913	—	—	—	—	36,411	846,166	(31,744)	814,422
Commercial deductions	(22,026)	(242)	(2,559)	(15,093)	(139,298)	(1,889)	—	—	—	—	(75)	(181,182)	1,434	(179,748)
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties income -	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

									Rental of	Holding of		Total	Adjustments
	Ucchuchacua	Tambomayo	Orcopampa	Julcani	Colquijirca	La Zanja	Energy generation	Insurance	mining	investment	Industrial	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	and transmission	brokerage	concessions	in shares	activities	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2019
Revenues by type of customers:
Sales by customers -
External	184,982	186,668	58,796	39,639	294,842	43,894	—	—	—	—	6,046	814,867	—	814,867
Inter-segment	—	—	—	—	62	—	—	—	—	—	—	62	(62)	—
	184,982	186,668	58,796	39,639	294,904	43,894	—	—	—	—	6,046	814,929	(62)	814,867
Services -
External	—	—	—	—	—	—	7,974	15,687	—	—	—	23,661	—	23,661
Inter-segment	—	—	—	—	—	—	51,716	—	—	615	19,557	71,888	(71,888)	—
	—	—	—	—	—	—	59,690	15,687	—	615	19,557	95,549	(71,888)	23,661
Royalties -
External	—	—	—	—	—	—	—	—	22,297	—	—	22,297	—	22,297
	184,982	186,668	58,796	39,639	294,904	43,894	59,690	15,687	22,297	615	25,603	932,775	(71,950)	860,825
Revenues by geographic region:
Metal and concentrates sales -
Peru	143,512	79,631	4,833	10,451	236,844	683	—	—	—	—	1,086	477,040	(62)	476,978
America - other than Peru	—	79,537	53,963	—	—	37,326	—	—	—	—	943	171,769	—	171,769
Europe	27,848	135	—	22,590	—	5,885	—	—	—	—	4,017	60,475	—	60,475
Asia	13,622	27,365	—	6,598	58,060	—	—	—	—	—	—	105,645	—	105,645
	184,982	186,668	58,796	39,639	294,904	43,894	—	—	—	—	6,046	814,929	(62)	814,867
Services -
Peru	—	—	—	—	—	—	59,690	15,527	—	615	19,557	95,389	(71,888)	23,501
America - other than Peru	—	—	—	—	—	—	—	130	—	—	—	130	—	130
Europe	—	—	—	—	—	—	—	30	—	—	—	30	—	30
	—	—	—	—	—	—	59,690	15,687	—	615	19,557	95,549	(71,888)	23,661
Royalties -
Peru	—	—	—	—	—	—	—	—	22,297	—	—	22,297	—	22,297
	184,982	186,668	58,796	39,639	294,904	43,894	59,690	15,687	22,297	615	25,603	932,775	(71,950)	860,825
Revenues by type of good or services:
Sales by metal -
Gold	—	134,387	58,737	278	18,104	42,698	—	—	—	—	—	254,204	(10)	254,194
Silver	159,713	38,112	263	40,889	57,903	1,300	—	—	—	—	—	298,180	(9)	298,171
Copper	—	—	—	79	238,327	—	—	—	—	—	—	238,406	(102)	238,304
Zinc	38,143	19,867	—	—	91,307	—	—	—	—	—	—	149,317	—	149,317
Lead	29,735	14,016	—	1,627	43,763	—	—	—	—	—	—	89,141	—	89,141
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	6,046	6,046	—	6,046
	227,591	206,382	59,000	42,873	449,404	43,998	—	—	—	—	6,046	1,035,294	(121)	1,035,173
Commercial deductions	(42,609)	(19,714)	(203)	(3,234)	(154,500)	(104)	—	—	—	—	—	(220,365)	59	(220,306)
	184,982	186,664	58,796	39,639	294,904	43,894	—	—	—	—	6,046	814,929	(62)	814,867
Services -	—	—	—	—	—	—	59,690	15,687	—	615	19,557	95,549	(71,888)	23,661
Royalties income -	—	—	—	—	—	—	—	—	22,297	—	—	22,297	—	22,297
	184,982	186,668	58,796	39,639	294,904	43,894	59,690	15,687	22,297	615	25,603	932,775	(71,950)	860,825

							Energy		Rental of	Holding of			Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	Industrial	Total operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	activities	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2018
Revenues by type of customers:
Sales by customers -
External	257,840	225,339	153,240	33,864	339,414	96,600	—	—	—	—	6,655	1,112,952	—	1,112,952
Inter-segment	—	—	—	—	167	—	—	—	—	—	—	167	(167)	—
	257,840	225,339	153,240	33,864	339,581	96,600	—	—	—	—	6,655	1,113,119	(167)	1,112,952
Services -
External	—	—	—	—	—	—	9,015	14,986	—	—	—	24,001	—	24,001
Inter-segment	—	—	—	—	—	—	53,947	—	—	615	19,909	74,471	(74,471)	—
	—	—	—	—	—	—	62,962	14,986	—	615	19,909	98,472	(74,471)	24,001
Royalties -
External	—	—	—	—	—	—	—	—	20,385	—	—	20,385	—	20,385
	257,840	225,339	153,240	33,864	339,581	96,600	62,962	14,986	20,385	615	26,564	1,231,976	(74,638)	1,157,338
Revenues by geographic region:
Metal and concentrates sales -
Peru	170,986	63,049	10,808	15,261	257,559	2,770	—	—	—	—	751	521,184	(167)	521,017
America - other than Peru	—	159,530	142,432	—	—	67,756	—	—	—	—	906	370,624	—	370,624
Europe	57,472	2,760	—	9,488	—	26,074	—	—	—	—	4,998	100,792	—	100,792
Asia	29,382	—	—	9,115	82,022	—	—	—	—	—	—	120,519	—	120,519
	257,840	225,339	153,240	33,864	339,581	96,600	—	—	—	—	6,655	1,113,119	(167)	1,112,952
Services -
Peru	—	—	—	—	—	—	62,962	14,787	—	615	19,909	98,273	(74,561)	23,712
America - other than Peru	—	—	—	—	—	—	—	199	—	—	—	199	90	289
	—	—	—	—	—	—	62,962	14,986	—	615	19,909	98,472	(74,471)	24,001
Royalties -
Peru	—	—	—	—	—	—	—	—	20,385	—	—	20,385	—	20,385
	257,840	225,339	153,240	33,864	339,581	96,600	62,962	14,986	20,385	615	26,564	1,231,976	(74,638)	1,157,338

Revenues by type of good or services:
Sales by metal -
Gold	11	150,939	149,092	28	18,463	93,358	—	—	—	—	—	411,891	(14)	411,877
Silver	217,843	54,109	5,243	35,307	46,060	3,583	—	—	—	—	—	362,145	(23)	362,122
Copper	—	—	(221)	129	275,119	—	—	—	—	—	—	275,027	(266)	274,761
Zinc	45,194	18,197	—	—	101,275	—	—	—	—	—	—	164,666	—	164,666
Lead	36,238	6,703	—	1,996	40,618	—	—	—	—	—	—	85,555	—	85,555
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	6,655	6,655	—	6,655
	299,286	229,948	154,114	37,460	481,535	96,941	—	—	—	—	6,655	1,305,939	(303)	1,305,636
Commercial deductions	(41,446)	(4,609)	(874)	(3,596)	(141,954)	(341)	—	—	—	—	—	(192,820)	136	(192,684)
	257,840	225,339	153,240	33,864	339,581	96,600	—	—	—	—	6,655	1,113,119	(167)	1,112,952
Services -	—	—	—	—	—	—	62,962	14,986	—	615	19,909	98,472	(74,471)	24,001
Royalties income -	—	—	—	—	—	—	—	—	20,385	—	—	20,385	—	20,385
	257,840	225,339	153,240	33,864	339,581	96,600	62,962	14,986	20,385	615	26,564	1,231,976	(74,638)	1,157,338